Expense Example - Great-West Small Cap Growth Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years
USD ($)	86	285	501	1,124	121	480	862	1,936